Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 01, 2024	Aug. 14, 2024	Mar. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024	Mar. 01, 2024	Apr. 27, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				5,000,000				5,000,000			5,000,000	5,000,000			50,000,000
Preferred stock, shares outstanding				0				0			0	0
Preferred stock, par value				$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock. voting rights											none	none
Dividends, Preferred Stock											$ 0	$ 0
Preferred Stock, Liquidation Preference, Value											$ 0	$ 0
Preferred Stock, Redemption Price Per Share											$ 0	$ 0
Preferred Stock, Convertible, Conversion Price											$ 0	$ 0
Common stock, shares authorized				500,000,000			50,000,000	500,000,000			500,000,000	500,000,000			50,000,000
Common stock, shares outstanding				2,151,902				2,151,902			1,806,612	1,334,270
Common stock, par value				$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Common stock, voting rights											Voting at 1 vote per share
Stock Issued During Period, Value, New Issues							$ 25,308				$ 25,308
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 104,000	$ 147,334	$ 334,178	$ 116,250	$ 251,334			1,215,365	$ 1,309,524
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture												28,623
Stock Issued During Period, Value, Issued for Services											$ 272,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross											101,930	28,623
Shares Issued, Value, Share-Based Payment Arrangement, Forfeited											$ 23,920
Preferred stock, shares issued				0				0			0	0
Common stock, shares issued				2,151,902				2,151,902			1,806,612	1,334,270
Stock Issued During Period, Value, Acquisitions												$ 50,000
Fair value adjustment of stock options												$ 357,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period											139,322
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number				26,000				26,000			65,000
Expected term (years)											5 years	5 years
Expected volatility												62.00%
Expected dividend											0.00%	0.00%
Risk free interest rate											4.00%	1.64%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares												34,526
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized													500,000,000
Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized											100,000	100,000
Common stock, shares outstanding											100,000	100,000
Common stock, par value											$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues											$ 3,700,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold											$ 209,106
Common stock, shares issued											100,000	100,000
Stock-based compensation expense								$ 761,250
Interest Expense, Debt											$ 74,559	$ 1,732
Next NRG Holding Corp [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized														50,000,000
Preferred stock, par value														$ 0.00001
Common stock, shares authorized														1,000,000,000
Common stock, par value														$ 0.00001
Stock Issued During Period, Value, New Issues										$ 3,700,000
Common Class B [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized											500,000,000
Common stock, shares outstanding				10,000,000				10,000,000			0
Common stock, par value											$ 0.00001
Common stock, shares issued				11,800,000				11,800,000			0
Common Class B [Member] | Next NRG Holding Corp [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized														500,000,000
Common Class A [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized											500,000,000
Common stock, shares outstanding				15,000,000				15,000,000			0
Common stock, par value											$ 0.00001
Common stock, shares issued				17,700,000				17,700,000			0
Common Class A [Member] | Next NRG Holding Corp [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized														500,000,000
Series X Preferred Stock [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											50,000,000
Preferred stock, shares outstanding				1				1			0
Preferred stock, par value											$ 0.00001
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 104,000		28,167		$ 251,334	$ 143,001
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount				$ 79,733				$ 79,733
Weighted average period for recognition								1 year 5 months 26 days			1 year 3 months 7 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross											330,554	48,340
Unrecognized stock compensation expense related to restricted stock											$ 324,134
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares											114,336	42,191				15,878
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture											$ 73,920
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture											101,930
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross											101,930	11,429
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture											$ 73,920
Stock or Unit Option Plan Expense											7,973
Stock Option, Down Round Feature, Increase (Decrease) in Equity, Amount											0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value												$ 153,125
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period												14,694
Stock-based compensation expense											9,375
Non vesting in service based grants											$ 14,063
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross												2,500
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture											80,000
Stock option grant date fair value												$ 7,400
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number												1,250
Share based compensation arrangement by share based payment award options vested and expected to vest outstanding fair value												$ 3,700
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number												1,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period												3,700
Lender [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares	156,000	62,400
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross											21,930
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold											$ 50,000
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross												26,123
Stock Issued During Period, Value, Stock Options Exercised												$ 350,000
Stock based compensation expense											1,525,146	1,412,283
Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				50,000,000				50,000,000
Preferred stock, par value				$ 0.00001				$ 0.00001
Share price				$ 0.00001				$ 0.00001
Stock-based compensation expense				$ 570,937				$ 761,250			1,215,365	$ 694,524
Stockholders' Equity, Other								0
Interest Expense, Debt								$ 742			$ 74,559
Related Party [Member] | Next NRG Holding Corp [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 0.00001				$ 0.00001
Related Party [Member] | Consulting Agreement [Member] | Compensation One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of compensation			$250,000 during year 1, with an increase of 4% annually each year thereafter,
Related Party [Member] | Consulting Agreement [Member] | Compensation Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of compensation			2,700,000 share of Series A common stock and 1,800,000 shares of Series B common stock, vesting will occur ¼ on each anniversary at the end of month 12, 24, 36 and 48,
Related Party [Member] | Consulting Agreement [Member] | Compensation Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of compensation			Based on mutually agreed upon key performance indicators, additional shares of Series A (900,000 shares) and B (600,000) shares common stock; and
Related Party [Member] | Consulting Agreement [Member] | Compensation Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Description of compensation			Cash bonuses in year 4 and 5 based on mutually agreed upon key performance indicators.
Related Party [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock. voting rights								10			10
Common stock, shares authorized			500,000,000		500,000,000
Common stock, par value			$ 0.00001	$ 0.00001	$ 0.00001			$ 0.00001			$ 0.00001
Common stock, shares issued				10,000,000				10,000,000
Conversion of Stock, Shares Converted								100,000
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures								$ 761,250
Related Party [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock. voting rights								1			1
Common stock, par value				$ 0.00001				$ 0.00001			$ 0.00001
Common stock, shares issued				15,000,000				15,000,000
Related Party [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding				1				1
Preferred stock, par value				$ 0.00001				$ 0.00001
Preferred stock. voting rights								A
Preferred stock, shares issued				1				1
Preferred stock shares designated				1				1
Related Party [Member] | Series A and B Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share			$ 2.03		$ 2.03
Stock-based compensation expense			$ 9,135,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares				4,500,000				4,500,000
Related Party [Member] | Restricted Stock [Member] | Series A and B Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average period for recognition								3 years 8 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross								4,500,000
Unrecognized stock compensation expense related to restricted stock				$ 8,373,750				$ 8,373,750
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares				4,500,000				4,500,000
Related Party [Member] | Chief Executive Officer [Member] | Series X Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value				$ 0.00001				$ 0.00001
Preferred stock shares designated				1				1
Preferred stock designated value				$ 1				$ 1
Notes Payable One [Member] | Lender [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Controlling interest rate											5.00%
Notes Payable One [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price											$ 4.85
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized											500,000,000	500,000,000
Common stock, shares outstanding											1,806,612	1,334,270
Common stock, par value											$ 0.0001	$ 0.0001
Common stock, voting rights											Voting at 1 vote per share	Voting at 1 vote per share
Stock sold for cash (ATM) - net of offering costs, shares							3,357				3,357
Stock Issued During Period, Value, New Issues
Share price												$ 60
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture				$ 9		$ 7		$ 88,336			$ 26	$ 2
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				88,336		76,302	2,604	9			268,986	18,373
Commission percentage											3.00%
Deferred Offering Costs											$ 25,308
Stock Issued During Period, Shares, Issued for Services					377						40,000	1,707
Stock Issued During Period, Value, Issued for Services											$ 4	$ 102,759
Common stock, shares issued											1,806,612	1,334,270
Stock Issued During Period, Shares, Other											40,000	1,707
Stock Issued During Period, Shares, Acquisitions												2,016
Stock Issued During Period, Value, Acquisitions
Common Stock [Member] | Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price												$ 24.80
Common Stock [Member] | Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services											40,000
Stock Issued During Period, Value, Issued for Services											$ 272,750
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price											$ 7.65
Shares Issued, Price Per Share											4.80
Common Stock [Member] | Minimum [Member] | Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share											4.80
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price											8.83
Shares Issued, Price Per Share											11.98
Common Stock [Member] | Maximum [Member] | Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share											$ 11.98
Common Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				1,000,000,000				1,000,000,000			1,000,000,000
Common stock, shares outstanding				25,000,000				25,000,000			25,000,000
Share price												$ 71.28
Stock Issued During Period, Shares, Issued for Services											268,986	18,373
Stock Issued During Period, Value, Issued for Services											$ 1,215,365	$ 1,309,524
Common stock, shares issued				29,500,000				29,500,000			29,500,000
Common Stock [Member] | Related Party [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				500,000,000				500,000,000			500,000,000
Common stock, shares outstanding				10,000,000				10,000,000			10,000,000
Common stock, shares issued				11,800,000				11,800,000			11,800,000
Common Stock [Member] | Related Party [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				500,000,000				500,000,000			500,000,000
Common stock, shares outstanding				15,000,000				15,000,000			15,000,000
Common stock, shares issued				17,700,000				17,700,000			17,700,000
Common Stock [Member] | Related Party [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price											$ 4.38
Common Stock [Member] | Related Party [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price											$ 8.78
Common Stock [Member] | Notes Payable [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares								256,578			264,000
Stock Issued During Period, Value, New Issues								$ 1,404,227			$ 919,500
Issuance of shares ownership percentage								27.00%			9.99%
Number of shares remain unissued											104,000
Common Stock [Member] | Notes Payable [Member] | Related Party [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 3.75				$ 3.75			$ 5.18
Common Stock [Member] | Notes Payable [Member] | Related Party [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price				$ 7.10				$ 7.10			$ 6.78
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock sold for cash (ATM) - net of offering costs, shares
Stock Issued During Period, Value, New Issues
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Shares, Issued for Services
Stock Issued During Period, Value, Issued for Services
Stock Issued During Period, Value, Acquisitions
Preferred Stock [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized				50,000,000				50,000,000
Preferred stock, par value				$ 0.00001				$ 0.00001